CAPITAL STOCK (Details - Management and consultants performance stock plan) - shares	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Mcpp shares awarded	342,500,000	293,000,000
Mcpp remaining shares available		582,500,000
Mcpp total shares approved		875,500,000
Albert Mitrani
Mcpp shares awarded	80,000,000	65,000,000
Mcpp remaining shares available		137,500,000
Mcpp total shares approved		202,500,000
Ian Bothwell [Member]
Mcpp shares awarded	80,000,000	65,000,000
Mcpp remaining shares available		167,500,000
Mcpp total shares approved		232,500,000
Maria I. Mitrani [Member]
Mcpp shares awarded	80,000,000	65,000,000
Mcpp remaining shares available		167,500,000
Mcpp total shares approved		232,500,000
George Shapiro [Member]
Mcpp shares awarded	69,500,000	65,000,000
Mcpp remaining shares available		100,000,000
Mcpp total shares approved		165,000,000
Allen Meglin [Member]
Mcpp shares awarded		0
Mcpp remaining shares available		5,000,000
Mcpp total shares approved		5,000,000
Michael Carbonara [Member]
Mcpp shares awarded		0
Mcpp remaining shares available		5,000,000
Mcpp total shares approved		5,000,000
Consultants [Member]
Mcpp shares awarded	33,000,000	33,000,000
Mcpp remaining shares available		0
Mcpp total shares approved		33,000,000